Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	7 Months Ended	12 Months Ended		5 Months Ended
	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	May 25, 2010 Predecessor
OPERATING ACTIVITIES
Net income (loss)	$ (6)	$ 34	$ 74	$ (5)
Adjustments to reconcile net income (loss) to net cash flows provided by operating activities:
Depreciation and amortization, including debt issuance cost amortization and bond premium amortization	79	260	175	49
Write-off of debt issuance costs and bond premium	(1)	(1)	0	2
Income from unconsolidated affiliates	(54)	(105)	(120)	(16)
Derivative valuation changes	33	(12)	(21)	12
Loss (gain) on asset sales, net	0	3	(2)	0
Unit-based compensation expenses	2	5	3	12
Cash flow changes in current assets and liabilities:
Trade accounts receivable, accrued revenues and related party receivables	0	0	(8)	(11)
Other current assets and other current liabilities	(13)	10	11	25
Trade accounts payable, accrued cost of gas and liquids, related party payables and deferred revenues	(15)	18	23	9
Distributions received from unconsolidated affiliates	57	121	119	12
Cash flow changes in other assets and liabilities	(2)	(9)	0	0
Net cash flows provided by operating activities	80	324	254	89
INVESTING ACTIVITIES
Capital expenditures	(159)	(560)	(406)	(64)
Capital contributions to unconsolidated affiliates	(86)	(356)	(53)	(20)
Distributions in excess of earnings of unconsolidated affiliates	59	83	74	0
Acquisition of investment in unconsolidated affiliates, net of cash received	5	0	(594)	(75)
Acquisitions, net of cash of $-, $-, $2, and $-	(192)	0	0	0
Proceeds from asset sales	76	26	24	11
Net cash flows used in investing activities	(297)	(807)	(955)	(148)
FINANCING ACTIVITIES
Net (repayments) borrowings under revolving credit facility	(334)	(140)	47	199
Proceeds from issuance of senior notes	600	700	500	0
Redemption of senior notes	(358)	(88)	0	0
Debt issuance costs	(11)	(15)	(10)	(16)
Partner contributions	28	0	0	0
Partner distributions	(119)	(322)	(274)	(86)
Acquisition of assets between entities under common control in excess of historical cost	0	0	0	(17)
Contributions (distributions) from/to noncontrolling interest	0	42	0	(1)
Distributions to noncontrolling interest		(42)
Contributions from Southern Union	0	51	0	0
Drafts payable	0	4	2	0
Issuance of common units under LTIP, net of forfeitures and tax withholding	1	(1)	0	(5)
Common unit offerings, net of issuance costs	400	312	436	0
Distributions to Series A Preferred Units	(4)	(8)	(8)	(2)
Net cash flows provided by financing activities	203	535	693	72
Net change in cash and cash equivalents	(14)	52	(8)	13
Cash and cash equivalents at beginning of period	23	1	9	10
Cash and cash equivalents at end of period	9	53	1	23
Supplemental cash flow information:
Non-cash capital expenditures and capital contributions to unconsolidated affiliates	20	159	24	18
Issuance of common units for investment in unconsolidated affiliate	584	0	0	0
Deemed contribution from acquisition of assets between entities under common control	9	0	0	0
Release of escrow payable from restricted cash	1	0	0	1
Interest paid, net of amounts capitalized	58	112	83	5
Income taxes paid	$ 1	$ 0	$ 2	$ 0